Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-482-2731

October 19, 2009

H. Christopher Owings
Securities and Exchange Commission
Mail Stop 4561
100 F Street NE
Washington, D.C. 20549

Re:   Dale Jarrett Racing Adventure, Inc.
      Form 10-K for fiscal year ended December 31,
        2008 filed March 30, 2009
      Form 10-Qs for the periods ended June 30, 2009 and March 31, 2009 Filed August 13, 2009 and May 11, 2009, respectively
      File Number 000-27251

Dear Mr. Owings:

In response to your letter dated September 29, 2009, please note the following:

Form 10-K for the fiscal year ended December 31, 2008

Item 1.  Business

1. On page five, you state "parts are nominal due to the lack of any sustained stress on the cars, approximately $10,000 per month per site." We interpret "nominal" to mean a small portion of your costs. If there was only one site, we understand that parts cost would be $120,000 per year, which is approximately 10% of your cost of sales and services. Please revise or advise.

The disclosure has been revised as follows:

Parts are approximately 10% of cost of sales and services due to the lack of any sustained stress on the cars, approximately
$10,000 per month per site.  .

Item 5. The Market for Registrant's Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities, page 8
2. Please reconcile your statement on page 8 that "[n]o securities are authorized for issuance by the registrant under equity compensation plans" with the information on page 38 regarding outstanding equity awards.

The disclosure has been reconciled.

3. On your website, you indicate that your CEO purchased 250,000 shares of your stock "in the last few months." As applicable, please include that information in this section, or tell us why it does not need to be included.

The following disclosure has been added.

During the second and third quarters of 2009, Timothy Shannon, an officer and director of the registrant purchased 250,000 common shares for cash aggregating $10,000.

Item 7, Management's Discussion and Analysis of Financial Condition and Results of Operations, page 9

Results of Operations, page 11
4. Where you identify intermediate causes of changes in your operating results, please describe the reasons underlying such causes. For example, you should explain why your cost of sales differed from period to period. Please indicate the specific reason(s) for the cost increases of $958,283 for fiscal year December 31, 2007 o $1,208,521 for fiscal year December 31, 2008. See Item 303(a) of Regulation S-K and SEC Release No. 33-8350.

The following disclosure has been added.

Comparatively, for the year ended December 31, 2007, the
registrant had sales of $2,738,352 with cost of sales of $958,283
for a gross profit of $1,780,069.   The increase in cost of sales
resulted from the fact that the registrant ran 66.5 event days in 2008 compared to 50 event days in 2007.

Plan of Operation, page 11
5. Please reconcile the statement that "the registrant is not currently pursuing financing for its operations" on page 12 with the statement on page 29 that "the Company is pursuing financing for its operations and seeking additional private investments."

No changes have been made. Footnote 2 to the audited financials was correct as of March 20, 2009 when the audit was completed.
As of the date of the Form 10-K, the registrant is not pursuing financing.

Item 11.  Executive Compensation, page 37

Summary Compensation Table, page 37
6. We note the amounts you have disclosed in the All Other Compensation column and your indication that these amounts represent salary amounts accrued in prior years but not paid until the year reported. It does not appear appropriate for you to allocate these amounts in this manner. Please include amounts accrued for salary in the "Salary" column of the table in the year earned, with appropriate footnote disclosure if payment has been deferred.

The table has been revised.

Option Awards, page 38
7. We note your indication in the Securities Ownership of Certain Beneficial Owners table that Mr. Glenn Jarrett holds 1,000,000 options to purchase common stock. Please include these options in this table or tell us why you believe this is unnecessary.

These options have been included.

Item 13. Certain Relationships and Related Transactions, and Director Independence, page 41.
8.  Please identify the individuals referred to in this section.  See
Item 404(a)(1) of Regulation S-K.

The identity of the individuals has been added.

Exhibits
9. Please amend the filing to include your independent auditor's consent. See Item 601(b)(23) of Regulation S-K and Rule 436.

The registrant is of the opinion that Rule 436 does not apply in this case as Rule 436 appears to apply only to a registration statement or prospectus.

Additionally, 601(b)23ii only requires the filing of a written consent when material is incorporated by reference.

As a result, the independent auditor's consent has not been filed with this amendment.

Exhibit 31
10.  The certifications must correspond exactly to those set forth in
Item 601(b)(31) or Regulation S-K. In this regard, in paragraph 2, you added the word "annual." In paragraphs 4 and 5(b) you refer to "controls" instead of "control." In paragraph 4(d) you deleted the work "the" in the phrase "in the case of an annual report. . . "
Please revise the certification.

The certifications have been revised.

Signatures
11. Your Form 10-K is not signed as provided in the Form. Please clarify who signed as controller or principal accounting officer. See Form 10-K and General Instruction D(2)(a).

The signature page has been revised to clarify who signed as controller or principal accounting officer.

Form 10-Q for the Periods Ended June 30, 2009 and March 31, 2009

Exhibits

Exhibits 31
12.  The certifications must correspond exactly to those set forth in
Item 601(b)(31) of Regulation S-K. You appear to be using an outdated version of the certification. For example, you have deleted or changed some or all of the language in paragraphs 4(a)-(d). In paragraphs 4 and 5(b), you refer to "controls" instead of "control." Please refile the complete Form 10-Qs, along with new certifications.



The certifications have been revised and filed as exhibits along with the complete Form 10-Qs.

Very truly yours,

/s/Jody M. Walker
---------------------------
Jody M. Walker